Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Investment Objective
The Fund seeks to provide investment results that track the performance of the CEMP Commodity Volatility Weighted Index before fees and expenses.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 13 and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 35 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares purchased as part of an investment of $1,000,000 or more that were not subject to an initial sales charge and that are redeemed within 12 months of purchase. See Choosing a Share Class in the Prospectus.
[2]	Applies to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory CEMP Commodity Volatility Wtd Index Strategy Fund		Class A	Class C	Class I
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.76%	2.61%	1.83%
Total Annual Fund Operating Expenses		2.81%	4.41%	2.63%
Fee Waivers and Expense Reimbursement	[1]	(1.71%)	(2.56%)	(1.78%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	1.10%	1.85%	0.85%
[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual Fund operating expenses after fee waiver and expense reimbursement (excluding certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85% of the Fund's Class A, Class C and Class I shares, respectively, through at least October 31, 2018. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory CEMP Commodity Volatility Wtd Index Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	681	1,243	1,831	3,415
Class C	288	1,103	2,029	4,392
Class I	87	648	1,235	2,831

The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory CEMP Commodity Volatility Wtd Index Strategy Fund | Class C | USD ($)	188	1,103	2,029	4,392

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by investing, under normal market conditions, in the long only commodities futures contracts included in the CEMP Commodity Volatility Weighted Index ("Index"), an unmanaged, volatility weighted index created by the Adviser.

The Index generally consists of long only futures contracts related to twenty of the most liquid commodities (such as oil, corn, or gold) by trading volume. The Index weights commodity futures based on the volatility of each commodity. The Index's commodity futures component is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular commodity sector to 25%.

The Fund intends to primarily gain exposure to commodities by investing up to 25% of its total assets (measured at the time of investment) in a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary will invest primarily in futures contracts included in the Index in the same relative weights as the Index. When viewed on a consolidated basis, the Subsidiary is subject to the same investment restrictions as the Fund.

The Fund concentrates investments in the commodities industries because, under normal circumstances, it invests at least 25% of its assets in the commodities industries. The Fund defines commodities industries as all commodity-related futures contracts. For purposes of measuring its commodities industries investments, the Fund includes futures contracts at their notional value.

The balance of the Fund's portfolio that is not invested in the Subsidiary or directly in commodity-related futures contracts serves as margin or collateral for the Fund's derivative positions. The Fund will invest these amounts primarily in fixed income securities, including U.S. treasury bills and notes, and in investment companies such as money market funds. The Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB and above by S&P).

The Fund may employ a "sampling" process to invest in a representative sample of commodities included in the Index. The Fund's portfolio managers select these investments using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index. The Fund may gain exposure to a commodity that is scheduled to be included in the Index prior to the effective inclusion date.

Principal Risks

The Fund's investments are subject to the following principal risks:

  Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors, unfavorable changes in government regulation such as tariffs, embargoes and burdensome production rules and restrictions. The Fund is also subject to commodity concentration risk because it normally invests over 25% of its assets in the commodities industries.
  Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.
  Futures Contracts Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.
  Investment Company Risk. Other investment companies in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. An investment company may not achieve its investment objective.
  Leverage Risk. Using futures contracts to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.
  Market Risk. The value of the Fund's holdings may decline in response to developments affecting individual commodities and/or general economic conditions. Price changes may be temporary or last for extended periods.
  Passive Investment Risk/Index Risk. The Fund is designed to track the Index and is not actively managed. The Fund does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell a position due to current or projected performance of a commodity, industry or sector, unless that position is added to or removed from the Index.
  Sampling Risk. The Fund's potential use of a representative sampling approach, if used, could result in its holding a smaller number of commodities than are in the Index. As a result, an adverse development with an issuer of commodities held by the Fund could result in a greater decline in net asset value ("NAV") than would be the case if the Fund held all of the securities of the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.
  Tracking Risk. The Fund's return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, C and I shares of the Fund, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares (Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

The year-to-date total return of the Fund's Class A shares as of September 30, 2017 was -1.73%.

Highest Quarter	10.85% (quarter ended June 30, 2016)
Lowest Quarter	-11.68% (quarter ended September 30, 2015)

Average Annual Total Returns (For the Periods Ended December 31, 2016)
Average Annual Returns - Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	1.43%	(8.93%)	Nov. 20, 2012
Class C	5.75%	(8.32%)	Nov. 20, 2012
Class I	7.90%	(7.38%)	Nov. 20, 2012
After Taxes on Distributions | Class A	1.43%	(10.08%)
After Taxes on Distributions and Sale of Fund Shares | Class A	0.81%	(6.98%)
Bloomberg Commodity Index reflects no deduction for fees, expenses or taxes	11.77%	(11.08%)	Nov. 20, 2012
CEMP Commodity Volatility Weighted Index reflects no deduction for fees, expenses or taxes	8.67%	(6.71%)	Nov. 20, 2012

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.